Form N-1A Supplement	Mar. 20, 2026
T. Rowe Price Tax-Free Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated May 1, 2025

Effective August 1, 2026, the T. Rowe Price Tax-Free Income Fund will change its name to the T. Rowe Price Core Municipal Bond Fund.

The fund has adopted the following 80% investment policy:

Normally, at least 80% of the fund’s income will be exempt from federal income taxes.

The fund’s Board of Directors has approved changing the 80% investment policy to the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal income taxes.

The fund’s Board of Directors has also approved eliminating the fund’s current operating policy that the fund does not normally invest in assets subject to the alternative minimum tax (AMT) and eliminating the fund’s current fundamental policy that allows up to 20% of the fund’s income to be derived from securities subject to the AMT.

The change to the fund’s 80% investment policy and elimination of the AMT fundamental policy are also subject to shareholder approval to become effective. Accordingly, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. Proxy materials describing the proposed changes and the rationale are expected to begin mailing to shareholders on or about April 10, 2026. All shareholders who hold shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed.

If the proposed changes are approved by shareholders, the new 80% investment policy and elimination of the AMT fundamental policy are expected to become effective on August 1, 2026. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026, and elimination of the AMT operating policy will become effective on May 1, 2026.

The date of this supplement is March 20, 2026.